Major restructuring costs (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Analysis of Costs Charged to Operating Profit
The analysis of the costs charged to operating profit under these programmes was as follows:

	2021 £m	2020 £m	2019 £m

Increase in provision for Major restructuring programmes (see Note 31)	383	746	345

Amount of provision reversed unused (see Note 31)	(151)	(96)	(148)

Impairment losses recognised	27	361	521

Other non-cash charges	29	104	99

Other cash costs	338	417	288
	626	1,532	1,105

Summary of analysis of charges by income statement
The analysis of Major restructuring charges by income statement line was as follows:

	2021 £m	2020 £m	2019 £m
Cost of sales	154	667	658

Selling, general and administration	426	659	332

Research and development	46	206	114

Other operating expense	–	–	1
	626	1,532	1,105

Summary of Major Restructuring Charges
The analysis of Major restructuring charges by programme was as follows:

			2021
	Cash £m	Non-cash £m	Total £m
Separation Preparation programme	371	59	430

Consumer Healthcare Joint Venture integration programme	173	11	184

2018 Major restructuring programme (including Tesaro)	18	9	27

Combined restructuring and integration programme	8	(23)	(15)
	570	56	626

			2020
	Cash £m	Non-cash £m	Total £m
Separation Preparation programme	625	216	841

Consumer Healthcare Joint Venture integration programme	298	28	326

2018 Major restructuring programme (including Tesaro)	105	210	315

Combined restructuring and integration programme	39	11	50
	1,067	465	1,532